Short-Term Borrowings (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CNY (¥)
Short-Term Borrowings [Line Items]
Short-term bank loans	$ 2,233,514	$ 3.05		¥ 16,000,000
Interest expense	$ 284,016	$ 222,628	$ 91,890
Weighted average interest rates of short term bank borrowings	3.20%	3.60%		3.20%
Minimum [Member]
Short-Term Borrowings [Line Items]
Percentage of bearing interest rate	2.90%			2.90%
Maximum [Member]
Short-Term Borrowings [Line Items]
Percentage of bearing interest rate	3.30%	3.75%		3.30%